Income Taxes - Disclosure of Major Components of Tax Expense (Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Expense for the year	$ 239	$ 0
Current income tax expense	239	0
Origination and reversal of temporary differences in the current year	(41,812)	0
Deferred income tax recovery	(41,812)	0
Income tax recovery	$ (41,573)	$ 0